13F-HR

12/31/03

0001129925

c6e*gixx

NONE

1

Joel I. Bennett

818-414-2162

jibennet@pacbell.net


13F-HR

Form 13F Holdings Report

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):

 [ ] is a restatement.


 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Canyada Capital Management, Inc.
Address:	4246 Beulah Drive
		La Canada Flintridge, CA 91011


13F File Number: 28-06037

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Joel I. Bennett
Title:	President
Phone:	818-414-2162

Signature, Place, and Date of Signing:


Joel I. Bennett
La Canada Flintridge, CA 91011
February 9, 2004

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ] 	13F NOTICE.

[ ]	13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
 0

Form 13F Information Table Entry Total:
 7

Form 13F Information Table Value Total:
 $66,132,000

Provide a numbered list of the names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


     FORM 13F INFORMATION TABLE

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aegon N.V. - Amer. Reg. Shs.   COM              007924103     2472   167010 SH       SOLE                                     167010
American International Group   COM              026874107    31735   478805 SH       SOLE                                     478805
Berkshire Hathaway Inc. Cl 'A' COM              084670108    11627      138 SH       SOLE                                        138
Berkshire Hathaway Inc. Cl 'B' COM              084670207     2176      773 SH       SOLE                                        773
Chubb Corp.                    COM              171232101    14641   214986 SH       SOLE                                     214986
Citigroup Inc.                 COM              172967101      435     8968 SH       SOLE                                       8968
Providian Finl Corp.           COM              74406A102     3046   261654 SH       SOLE                                     261654
